Deferred income tax assets and liabilities - Expiry of total tax loss carried forward and Tax loss carried forward for unrecognized deferred tax asset expiring (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	€ 382,726	€ 220,894	€ 215,037
Deductible temporary differences for which no deferred tax asset is recognised	254,087	206,377	193,484
Expiry within 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0	1,072	1,286
Deductible temporary differences for which no deferred tax asset is recognised	0	94	195
Expiry 1-2 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	19,705	2,320	2,365
Deductible temporary differences for which no deferred tax asset is recognised	19,668	274	97
Expiry 2-5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	3,707	105,598	72,129
Deductible temporary differences for which no deferred tax asset is recognised	678	102,271	68,737
Expiry after 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	113,671	55,197	88,818
Deductible temporary differences for which no deferred tax asset is recognised	44,337	54,242	82,615
No expiration
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	245,643	56,707	50,439
Deductible temporary differences for which no deferred tax asset is recognised	€ 189,404	€ 49,496	€ 41,840